DIVESTITURES	12 Months Ended
Dec. 31, 2014
DIVESTITURES [Abstract]
DIVESTITURES

NOTE 3—DIVESTITURES

During the year ended December 31, 2010, the Company completed its divestitures of China Packet Data Services Node (“PDSN”) Assets, EMEA operations, and IP Messaging and US PDSN Assets. During the year ended December 31, 2012, the Company completed its divestiture of the IPTV equipment business. During the year ended December 31, 2013, the Company completed its divestitures of the Next Generation Network (“NGN”) equipment business and DOCSIS-EOC product line.

China PDSN Assets

In the third quarter of 2010, the Company completed a sale of its China PDSN assets. The divested assets were part of the Multimedia Communications segment. After the close of the transactions, the Company remained the primary obligor for certain sales contracts that were in place prior to the close of the transaction. The Company allocated proceeds to each component of the sales agreement based on relative fair values and recorded a gain of $1.6 million upon closing of the transaction in September 2010. The Company determined that the sale of this product line did not meet the criteria for presentation as a discontinued operation because of the Company's continuing involvement. In the third quarter of 2011, the Company entered into a three-party assignment agreement to transfer and release substantially all of the remaining obligations in connection with the sale of China PDSN assets. The Company recognized a gain on divestiture of approximately $4.3 million in year 2011. The Company reassessed and concluded that the three-party assignment agreement was executed beyond the one year reassessment period after its completion of disposal, and there was no triggering event requiring an extension of the reassessment period beyond one year. Therefore, presentation of discontinued operations was not appropriate. In 2012, the Company recognized a gain of $0.8 million as it successfully assigned all the remaining obligations associated with the China PDSN assets and released the related deferred gain. As of December 31, 2012, the Company had no remaining China PDSN deferred gain.

EMEA Operations

In September 2010, the Company entered into an agreement to sell its EMEA, or Europe, Middle East and Africa, operations for no consideration. In 2010, the Company recognized expenses of approximately $0.9 million as a divestiture loss for its obligations primarily arising out of local statutory requirements such as severance fund for transferred employees and other miscellaneous operational costs. The Company had paid approximately $0.7 million to the buyer in 2010 and $1.0 million remains in the accrual balance.

On May 20, 2011, the Company received a Summary Summons from the High Court of Ireland filed by the buyer, which alleged that the Company owed the buyer certain amounts under the original transfer agreement. On September 17, 2012, the High Court of Ireland accepted the Notice of Discontinuance submitted by the buyer and with the payment of approximately $0.6 million paid by the Company to the buyer, which was recorded as offset to the remaining $1.0 million accrued balance and resulted in an additional gain on the divestiture in 2012, the matter was officially closed. The Company determined that the sale of its EMEA operations did not meet the criteria for presentation as a discontinued operation because EMEA did not meet the definition of a component of an entity and the Company has continued involvement with its EMEA operations.

IP Messaging and US PDSN Assets

In June 2010, the Company completed a sale of its IP Messaging and US PDSN Assets as part of its strategy to focus on core IP-based product offerings. The divested assets were located in North America, Caribbean, and Latin America regions and were part of the Multimedia Communications segment. Consideration for the approximately $1.7 million of net liabilities transferred included approximately $0.4 million cash proceeds plus potential additional contingent consideration of up to $1.6 million based on future cash collection of transferred receivables. A gain of $2.1 million, net of taxes, was recognized in June 2010 as a reduction to operating expenses. In the third and fourth quarter of 2010, the Company received $0.9 million of contingent consideration and recognized an additional gain on the divestiture. In the first and fourth quarters of 2011, the Company received $0.2 million of contingent consideration which it recognized as additional gain on the divestiture, In the second quarter of 2012, the Company received $0.1 million of contingent consideration which it recognized as additional gain on the divestiture. In the first quarter of 2013, the Company received $0.1 million of contingent consideration which was recognized as an additional gain on the divestiture. The Company determined that the sale of these product lines did not meet the criteria for presentation as a discontinued operation as these product lines did not meet the definition of a component of an entity.

IPTV operations

On August 31, 2012, the Company completed a sale of its IPTV business to an entity founded by our former CEO, and paid a total consideration of approximately $30.0 million related to the net liabilities transferred. In connection with the transaction, the Company transferred approximately $41.4 million in current assets, $1.2 million in property, plant and equipment and other long term assets and $74.1 million in liabilities, and as a result, the Company recorded a net loss of $17.5 million during 2012 related to the transaction, which primarily consisted of the $1.5 million gain on the net release of liabilities, offset by $13.4 million of severance-related amounts either paid to the buyer or accrued for payments to terminated IPTV employees, write-off of $3.8 million of prepaid VAT no longer recoverable due to the disposition, and $1.7 million of transaction costs. As of December 31, 2012, the remaining unpaid balance related to the divestiture was approximately $0.6 million. In the second quarter of 2013, The Company paid $0.5 million which was recorded as offset to the remaining accrual balance and recognized $0.1 million divestiture gain.

As some customers were not willing to assign their contracts to the buyer, the Company is still the primary obligor for those contracts that were not legally assigned to the buyer. Even though the Company signed back-to-back contracts to transfer all obligations and associated economic risks and benefits to the buyer, from the customer point of view, the Company is the sole and only obligor to their contracts. If the buyer fails to fulfil its obligations under the back to back contracts with respect to these un-assigned contracts with the Company, the company is still obligated to fulfil the obligations under the un-assigned contracts with the customers.Therefore, the Company was not able to derecognize the related liabilities of those un-assigned contracts. According to the back-to-back contracts with the buyer, all of the obligations and associated economic risks and benefits of the un-assigned contracts had been transferred to the buyer of the IPTV business. Therefore, the Company recorded the portion of the payment ($22.7 million) made to the buyer at the time of the divestiture as the prepaid service cost to fulfil the remaining liabilities related to those un-assigned contracts. As of August 31, 2012, the Company had both liabilities and assets of $47.3 million related to those un-assigned contracts.

Million
Deferred revenues	$10.0
Customer advances	37.3
Total liabilities associated with the unassigned IPTV contracts	47.3

Deferred contract costs	24.6
Prepaid contract service costs to buyer	22.7
Total assets associated with the un-assigned IPTV contracts	$47.3

The Company continues to recognize revenue for those unassigned contracts when the revenue recognition criteria as mentioned above are met. At the same time, the Company recognizes an equal amount of the deferred costs associated with those contracts. Therefore, there is no gross margin impact from the future revenue recognition of these unassigned contracts. The Company continues to derecognize both the liabilities and deferred costs when the related contracts are legally assigned subsequently. During the post divestiture period in 2012, the Company recorded $2.2 million in revenues and related costs in the Consolidated Statements of Operations and Comprehensive Loss relating to these unassigned contracts. During the years ended December 31, 2014 and 2013, the Company recorded $4.3 million and $1.4 million in revenues and related costs in the Consolidated Statements of Operations due to meeting the revenue recognition criteria. As of December 31, 2014, the Company had both liabilities and deferred costs of $21.5 million, respectively, related to those un-assigned contracts.

Moreover, on August 31, 2012, UTStarcom Hong Kong Holdings Ltd., a subsidiary prior to its disposal to the buyer as part of the sale of the IPTV business, issued a convertible bond (the “Convertible Bond”) to UTStarcom Hong Kong Ltd., a subsidiary of the Company, in the principal amount of $20.0 million, which said principal amount was paid by the Company in cash. According to the terms of the Convertible Bond, the Convertible Bond bears interest at 6.5% per annum and will be mature on August 31, 2017 (the Maturity Date). On or prior to the Maturity Date, upon UTStarcom Hong Kong Holdings Ltd achieving breakeven on its statement of operations(the “P&L run-rate breakeven”), $5.0 million of principal of the Convertible Bond was to be converted into 8% of the outstanding shares of UTStarcom Hong Kong Holding Ltd. At the Maturity Date, the Company has the option to convert the outstanding principal amount of the Convertible Bond and all accrued and unpaid interest into fully paid and nonassessable ordinary shares of UTStarcom Hong Kong Holding Ltd. equal to 25% (if 8% of shares specified above have been issued) or 33% of the outstanding shares of UTStarcom Hong Kong Holding Ltd or to receive repayment in cash. During the years ended December 31, 2014, 2013 and 2012, the IPTV business accounted for $4.3 million, $1.4 million, and $29.5 million, respectively of the Company's revenues. The Company determined that the divestiture of IPTV business did not meet the criteria for presentation as a discontinued operation due to the significant continuing involvement of the Company in the IPTV operations. The Convertible Bond has been classified as available-for-sale securities subject to fair value accounting. See Note 6—Cash, Cash Equivalents and Investments. On April 7, 2015, the Company entered an agreement with UTStarcom Hong Kong Holdings Ltd., which is an unaffiliated entity of the Company for the early repayment and conversion of the $20 million Convertible Bond. The agreement was effective on April 7, 2015. Pursuant to the agreement, UTStarcom Hong Kong Holdings Ltd. paid $10.0 million in cash to the Company as partial payment of the principal of the Convertible Bond. The remaining principal and the interest of the Convertible Bond were converted to 14% equity interest of UTStarcom Hong Kong Holdings Ltd.

NGN operations

On March 22, 2013, the Company entered into an agreement to divest all of its NGN related assets and liabilities to a third party. Pursuant to the agreement, the Company recorded $3.2 million in divestiture losses consisting of $2.7 million as compensation to the buyer for taking over a loss making business and $0.5 million of severance for the transferred employees, signing bonus and retention bonus to incentivize certain key employees to sign employment contracts with the buyer. The remaining accrual balance as of December 31, 2013 was $0.8 million, which was fully paid in the second quarter of 2014, and the divestiture was legally completed. The Company determined that the sale of this product line did not meet the criteria for presentation as a discontinued operation because of the Company's continuing involvement.

Sale of DOCSIS-EOC product line

On March 22, 2013, the Company entered into the agreement to dispose its DOCSIS-EOC product line to a third party with a cash consideration of $1.8 million paid by the buyer. This product was a cable broadband access product adopting or in connection with the C-DOCSIS technology and serving as cable modem termination server. At the date of the transfer, this product was still under the development phase with no customer orders. The Company completed the transaction in 2013, receiving the full amount of $1.8 million, and recorded that amount as a divestiture gain. The transaction was completed in the third quarter of 2013. The product line was not a reportable segment under ASC 280, nor an operating segment or reporting unit. As the product line does not have separable cash flow, as it shared services and costs with other product lines in the broadband unit, the Company determined that the sale of this product line did not meet the criteria for presentation as a discontinued operation.